Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index-Net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.93%	8.18%
FTSE EPRA Nareit Developed ex-U.S. Real Estate Index-Net (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.19%	(0.05%)	2.46%
A
Prospectus [Line Items]
Average Annual Return, Percent	17.46%	(2.33%)	2.44%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.31%	(3.34%)	1.09%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.88%	(1.94%)	1.55%
C
Prospectus [Line Items]
Average Annual Return, Percent	21.17%	(2.06%)	2.26%
I
Prospectus [Line Items]
Average Annual Return, Percent	23.53%	(1.07%)	3.28%
R
Prospectus [Line Items]
Average Annual Return, Percent	22.80%	(1.60%)	2.79%
Z
Prospectus [Line Items]
Average Annual Return, Percent	23.44%	(1.08%)	3.27%